Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 13, 2023
Document Effective Date	Aug. 13, 2023
Prospectus Date	Aug. 13, 2023
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Class E
Prospectus:
Trading Symbol	NRAEX